Balance Sheet ComponentS - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation, Depletion and Amortization, Nonproduction [Abstract]
Depreciation and Amortization	$ 5.4	$ 3.2	$ 7.4	$ 4.0
Amortization of Intangible Assets	$ 1.9	$ 0.0